Share capital (Narrative) (Details)	1 Months Ended						12 Months Ended
	Dec. 27, 2017 CAD ($) $ / shares	Dec. 20, 2017 CAD ($) $ / shares	Oct. 24, 2017 CAD ($) $ / shares	Aug. 30, 2017 CAD ($) $ / shares	Apr. 30, 2016 CAD ($) $ / shares	Mar. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Statement [Line Items]
Number of shares issued | shares							40,664,015	21,537,349
Number of units granted in share-based payment arrangement	1,250,000	1,813,333	6,750,000	8,333,333	3,380,000	9,120,000
Equity Issuance, Price per Unit | $ / shares	$ 0.60	$ 0.60	$ 0.35	$ 0.06	$ 0.02	$ 0.02
Proceeds from issuance of units	$ 750,000	$ 1,088,000	$ 2,362,500	$ 500,000	$ 67,600	$ 182,400
Weighted average exercise price of warrants granted in share-based payment arrangement	0.70	0.70	0.45		0.10	$ 0.10	$ 0.25	$ 0.10
Increase (decrease) in number of shares outstanding | shares						2,700,000
Fair value of warrants granted during period	0	36,267	0	0
Payments for finder's fees	45,000	59,160	126,313
Payments for share issue costs	$ 3,050	$ 2,306	$ 16,663	4,575	$ 2,816	$ 1,800	$ 257,067	4,616
Number of broker warrants granted in share based payment arrangement	75,000	98,600	396,000		10,800	90,000	569,600
Fair value of broker warrants granted in share based payment arrangement	$ 22,333	$ 18,762	$ 111,210				$ 152,305
Weighted average share price, warrants granted	0.74	0.58	0.54				0.56
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 0.70	$ 0.70	$ 0.35
Expected volatility, warrants granted	100.00%	100.00%	100.00%
Expected life, warrants granted	1 year	1 year	1 year
Risk free interest rate, warrants granted	0.73%	0.73%	0.73%
Expected dividend as percentage, warrants granted	0.00%	0.00%	0.00%
Loss for the year							$ 683,299	$ 224,112
Weighted average number of shares outstanding basic and diluted | shares							25,986,111	18,347,211
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share							Diluted loss per share did not include the effect of 2,662,500 stock options and 25,454,600 warrants as the effect would be anti-dilutive.
Description of maximum term of options granted for share-based payment arrangement							The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 10% of the Company’s issued and outstanding common shares. Such options will be exercisable for a period of up to 5 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all investor relations and technical consultants will not exceed two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company or 30 days following cessation of an optionee conducting investor relations activities’ position.
Number of share options granted in share-based payment arrangement							1,150,000	1,475,000
Weighted average fair value at measurement date, share options granted							$ 0.32	$ 0.04
Stock-based compensation							$ 360,493	$ 42,831
Bottom of range [Member]
Statement [Line Items]
Weighted average exercise price of warrants granted in share-based payment arrangement				0.07
Top of range [Member]
Statement [Line Items]
Weighted average exercise price of warrants granted in share-based payment arrangement				$ 0.08